Mortgage Loans - Allowance for Mortgage Loan Losses (Details) - First Mortgage Lien - Commercial Real Estate Portfolio Segment - USD ($) $ in Millions	1 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Jan. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2015
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance at beginning of period		$ 1.0	$ 0.7	$ 0.0	$ 0.7
Provision for loans not specifically identified		0.5	0.0	0.7	0.3
Allowance at end of period	$ 0.0	$ 1.5	$ 0.7	0.7	$ 1.0
Predecessor Company
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance at beginning of period	8.1			$ 8.1		$ 8.1
Provision for loans not specifically identified	0.0					0.0
Allowance at end of period	$ 8.1					$ 8.1